DEBT (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [Abstract]
Disclosure of detailed information about debt are comprised [Table Text Block]
	December 31, 2024	December 31, 2023
Convertible Debentures debt liability	13,963	10,028
Convertible Debentures derivative liability	2,611	616
Equipment loans	133	177
Total debt	16,707	10,821
Less: Current portion	16,707	10,779
Long term portion	-	42

Disclosure of detailed information about the summary of the changes in the convertible facility [Table Text Block]
	Convertible facility - liability component	Convertible facility - derivative component	Total
Balance, December 31, 2022	8,463	1,585	10,048
Transaction costs	(95)	-	(95)
Interest accruals	975	-	975
Accretion	588	-	588
Change on debt modification	98	-	98
Change in fair value of derivative	-	(969)	(969)
Balance, December 31, 2023	10,028	616	10,644
Addition	3,936	1,064	5,000
Transaction costs	(452)	-	(452)
Accrued interest	1,154	-	1,154
Accretion	810	-	810
Change on debt modification	(1,513)	-	(1,513)
Change in fair value of derivative	-	931	931
Balance, December 31, 2024	13,963	2,611	16,574

Disclosure of detailed information about the assumptions used in this valuation model and the resulting fair value of the embedded derivatives [Table Text Block]
	December 31, 2024	December 31, 2023
Maturity date	July 31, 2027	August 04, 2025
Risk-free rate	4.39%	5.24% - 4.33%
Exchange rate (USD to CAD)	1.4389	1.3226
Share price	0.86	1.05
Expected volatility	57.10%	61.30%
Dividend yield	-	-
Annual interest rate	9.25%	9.25%
Conversion price (per share)	1.22	1.73
Conversion price cap	1.83	2.60
Credit spread	n/a	10.75%